Other Non-Current Liabilities	6 Months Ended
Dec. 31, 2024
Other Non-Current Liabilities [Abstract]
OTHER NON-CURRENT LIABILITIES
12.	OTHER NON-CURRENT LIABILITIES

On June 20, 2023, August 8, 2023, September 14, 2023, December 27, 2023, and March 19, 2024, Plutonian Investments LLC provided Plutonian with a loan of $150,000 (“Promissory Note 1”), $210,000 (“Promissory Note 2”), $140,000 (“Promissory Note 3”), $300,000 (“Promissory Note 4”), and $350,000 (“Promissory Note 5), respectively, to be used, in part, for working capital and term extension fees. Promissory Note 1 and Promissory Note 3 are unsecured, interest-free and payable on the earlier of: 1) the date on which Plutonian consummates an initial business combination, or 2) the date Plutonian liquidates if a business combination is not consummated. Plutonian Investments LLC may elect to convert the promissory notes in shares of the common stock of Plutonian at a fixed price of $10.00 per share at any time when promissory notes remain outstanding. Promissory Note 2, 4 and 5 have the same terms as Promissory Note 1 and 3, except Plutonian Investments LLC may elect to convert the promissory note into 25,200 shares, 36,000 shares and 42,000 shares ($8.33 per share) of the common stock of Plutonian.

On June 10, 2024, Plutonian Investments LLC transferred all promissory notes mentioned above with a total amount of $1,150,000 to a third party. The promissory notes have then been extended to a 3-year term payable to the third party.